Document and Entity Information	Jul. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2021
Entity Registrant Name	Marin Software Incorporated
Entity Central Index Key	0001389002
Entity Emerging Growth Company	false
Entity File Number	001-35838
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-4647180
Entity Address, Address Line One	123 Mission Street, 27th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	399-2580
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	MRIN
Security Exchange Name	NASDAQ